Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 19 – Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2024 up through October 18, 2024, the date the Company issued these unaudited condensed consolidated financial statements.

On August 19, 2024, CKHP and 8i Asia entered into a promissory note agreement (the “Promissory Note”). Under the terms of the Promissory Note, 8i Asia granted CKHP an extended repayment period, allowing CKHP to repay the outstanding balance of the Purchase Consideration by December 31, 2024, with a 0% interest rate on the outstanding amount. (refer to Note 12)

In August 2024, CKHP has commence its operation in the business of direct sales of wellness products, therapies and services.

On August 16, the Company disposed 100% equity interest in Zukiheath to Alfred Lim who is the executive director of the Company with no consideration.

Other than the events described above, the Company did not identify any additional subsequent events that would require disclosure.